THE ROXBURY FUNDS

     Supplement dated January 15, 2008 to Prospectus dated November 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.


MID-CAP FUND. Effective January 1, 2008, Alfred J. Lockwood, CPA, CFA has been replaced as portfolio manager of the Mid-Cap Fund. Joshua Honeycutt, CFA and Jeffrey Prestine are responsible for the day-to-day management of the Mid-Cap Fund.

THE SECTION TITLED "MID-CAP FUND" UNDER "FUND MANAGERS" ON PAGE 16 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

     MID-CAP FUND

     Joshua Honeycutt, CFA and Jeffrey Prestine are jointly responsible for the day-to-day management of the Fund.

     JOSHUA HONEYCUTT, CFA joined Roxbury in 2000 as a quantitative analyst responsible for monitoring portfolio characteristics and risk statistics. Since 2001, he has been part of the mid-cap analytical team, with a special emphasis in covering consumer discretionary and retail stocks. Prior to joining Roxbury, Mr. Honeycutt was an analyst with Harvey & Company, covering mergers and acquisitions. In addition, he was an associate in forensic accounting at Tucker Alan. He has a B.S. with distinction in management/finance from Purdue University.

     JEFFREY PRESTINE, an analyst covering technology and energy stocks, joined Roxbury in 2006. He joined the firm from Seneca Capital Management, where he was a technology and energy analyst for more than five years. He began his career in finance at Prudential Securities as an associate analyst covering enterprise software companies. Prior to entering the investment industry in 1999, Mr. Prestine was a senior consultant with Arthur Anderson Business Consulting. Mr. Prestine earned his undergraduate degree at the University of Colorado at Boulder and has an M.B.A. from the University of Southern California.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                THE ROXBURY FUNDS

     Supplement dated January 15, 2008 to Statement of Additional Information dated November 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"). IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE SAI.

MID-CAP FUND. Effective January 1, 2008, Alfred J. Lockwood, CPA, CFA has been replaced as portfolio manager of the Mid-Cap Fund. Joshua Honeycutt, CFA and Jeffrey Prestine are jointly responsible for the day-to-day management of the Mid-Cap Fund. As a result of this change, all references to Alfred J. Lockwood, CPA, CFA in the SAI are deleted. References to Messrs. Honeycutt and Prestine are inserted in the table on page 27 of the SAI under the section entitled "Material conflicts of interest" and the table on page 28 of the SAI under the section entitled "Compensation" to replace references to Mr. Lockwood. For Messrs Honeycutt and Prestine, compensation includes a combination of base salary, year-end bonus based upon fund and Roxbury's performance and a benefits package.

THE FOLLOWING INFORMATION, AS OF DECEMBER 31, 2007, REPLACES THE INFORMATION WITH RESPECT TO ALFRED J. LOCKWOOD IN THE TABLE ON PAGE 26 OF THE SAI UNDER "OTHER ACCOUNTS MANAGED:"


------------------------------------------------------------------------------------------------------------------------------------
Portfolio
Manager(s)
jointly and
primarily                                                                            For other accounts managed by Portfolio
responsible for             Total number of other accounts managed by                Manager(s) within each category below, number
the day to day              Portfolio Manager(s) within each category                of accounts and the total assets in the
management of               below and the total assets in the accounts               accounts with respect to which the advisory
the Funds'                  managed within each category below.                      fee is based in the performance of the
assets                                                                               account.
                  -----------------------------------------------------------------------------------------------------------------
                        Registered         Other Pooled     Other accounts      Registered          Other Pooled     Other accounts
                        Investment          Investment                          Investment          Investment
                        Companies            Vehicles                           Companies           Vehicles
                  -----------------------------------------------------------------------------------------------------------------
                     Number   Total    Number     Total   Number     Total    Number    Total    Number    Total     Number    Total
                      of      Assets     of       Assets    of       Assets     of      Assets     of      Assets      of     Assets
                    Accounts  ($mm)   Accounts    ($mm)   Accounts   ($mm)   Accounts   ($mm)   Accounts    ($mm)   Accounts   ($mm)
-----------------------------------------------------------------------------------------------------------------------------------
ROXBURY CAPITAL
MANAGEMENT, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Joshua Honeycutt    0          $0       0          $0       0          $0       0          $0       0          $0       0       $0
-----------------------------------------------------------------------------------------------------------------------------------
Jeffrey Prestine    0          $0       0          $0       0          $0       0          $0       0          $0       0       $0
-----------------------------------------------------------------------------------------------------------------------------------


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.